INVESTMENTS IN SECURITIES	12 Months Ended
Mar. 31, 2019
INVESTMENTS IN SECURITIES
INVESTMENTS IN SECURITIES

9.INVESTMENTS IN SECURITIES

Available-for-sale securities

The cost, gross unrealized holding gains, gross unrealized holding losses and fair value for available-for-sale equity securities included in investments by major security type at March 31, 2018 is as follows:

Thousands of Yen
		Gross	Gross
		unrealized	unrealized
March 31, 2018	Cost	gain	loss	Fair value
Available-for-sale securities:
Equity securities	¥107,565	¥741,150	¥—	¥848,715

* After the adoption of ASU No. 2016-01, equity securities are measured at fair value with changes in the fair value recognized in net income from the quarter beginning April 1, 2018. For the adoption of this guidance, the Company elected to recognize a cumulative-effect adjustment to retained earnings of ¥490,259 thousand for the unrealized gains, net of tax, on available-for-sale equity securities previously recognized in accumulated other comprehensive income.

The unrealized and realized gains and losses related to equity securities for the year ended March 31, 2019 are as follows:

Thousands of Yen
2019
Net gains and (losses) recognized during the period on equity securities	¥23,400
Less: Net gains and (losses) recognized during the period on equity securities sold during the period	—
Unrealized gains and (losses) recognized during the period on equity securities still held at March 31, 2019	¥23,400